Cash and Cash Equivalents - Schedule of Balances included under Cash and Cash Equivalents (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and deposits in banks
Cash	$ 254,200	$ 253,779
Deposits in the Central Bank of Chile	1,067,421	103,756
Deposits in local banks	27,017	14,254
Deposits in foreign banks	1,740,434	637,892
Subtotals cash and deposits in banks	3,089,072	1,009,681
Cash items in process of collection, net	18,960	66,732
Highly liquid financial instruments	1,337,754	295,551
Investments under resale agreements	60,470	75,975
Totals cash and cash equivalents	$ 4,506,256	$ 1,447,939	$ 1,363,052	$ 1,075,089